FAIR VALUE MEASURMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements Input
	December 31, 2024
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	-	1,068	-	1,068

Total financial assets	$-	$1,068	$-	$1,068

Liabilities:
Holdback Amount	800	-	-	800
Earn-Out Consideration	-	-	9,018	9,018

Total financial liabilities	$800	$-	$9,018	$9,818

	December 31, 2023
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	-	680	-	680

Total financial assets	$-	$680	$-	$680

Liabilities:
Holdback Amount	795	-	-	795
Earn-Out Consideration	-	-	10,826	10,826

Total financial liabilities	$795	$-	$10,826	$11,621

Schedule of Fair Value Measured on Recurring Basis
Fair value at the beginning of the year	$10,826
Income from changes in fair value	(1,808)
Fair value at the end of the year	$9,018